Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables
Trade and other payables

20 Trade and other payables

	As at June 30,	As at December 31,
	2023	2023	2024
	RMB’000	RMB’000	RMB’000

Non-current
Payable relating to construction projects	—	12,411	59,842

Current
Trade payables	653,713	855,914	1,278,535
Payroll payable	93,065	166,079	148,352
Accrued expenses	236,594	309,951	375,588
Other taxes payable	49,072	43,850	58,899
Deposits	1,785,405	1,782,181	1,839,844
Payable relating to leasehold improvements	47,654	59,653	93,514
Payable relating to construction projects	25,835	33,051	25,579
Amounts due to related parties (Note 28(c))	6,371	7,334	8,123
Others	121,593	131,813	115,554
	3,019,302	3,389,826	3,943,988

Information about the Group’s exposure to currency and liquidity risks is included in Note 25.

The credit period granted by suppliers is 30 to 90 days.

Deposits received from suppliers, distributors and franchisees may be repayable to suppliers, distributors and franchisees after more than one year. All of the other trade payables, other payables, accruals and amounts due to related parties or franchisees are expected to be settled within one year or are repayable on demand.